Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Deposits.
Schedule of deposits and related interest expense

	2017	2016
	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$2,609,932	$2,509,544
Foreign	633,323	648,507
Total demand non-interest bearing	3,243,255	3,158,051
Savings and interest bearing demand
Domestic	2,615,143	2,589,675
Foreign	629,988	614,053
Total savings and interest bearing demand	3,245,131	3,203,728
Time, certificates of deposit $100,000 or more
Domestic	637,006	748,104
Foreign	808,881	838,161
Less than $100,000
Domestic	354,998	389,682
Foreign	255,621	272,363
Total time, certificates of deposit	2,056,506	2,248,310
Total deposits	$8,544,892	$8,610,089

	2017	2016	2015
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$5,453	$3,922	$3,026
Foreign	755	640	567
Total savings and interest bearing demand	6,208	4,562	3,593
Time, certificates of deposit $100,000 or more
Domestic	3,644	3,881	4,693
Foreign	4,105	3,929	4,116
Less than $100,000
Domestic	1,312	1,447	1,680
Foreign	675	706	744
Total time, certificates of deposit	9,736	9,963	11,233
Total interest expense on deposits	$15,944	$14,525	$14,826

Scheduled maturities of time deposits	Scheduled maturities of time deposits as of December 31, 2017 were as follows:

Total
(in Thousands)
2018	$1,859,507
2019	139,276
2020	41,572
2021	13,303
2022	2,760
Thereafter	88
Total	$2,056,506

Scheduled maturities of time deposits in amounts of $100,000 or more

Total
(in Thousands)
Due within 3 months or less	$557,206
Due after 3 months and within 6 months	348,695
Due after 6 months and within 12 months	404,776
Due after 12 months	135,210
$1,445,887